Advances from Federal Home Loan Bank of New York ("FHLB") - Summary of Carrying Value of Collateral Pledged for Advances (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 151,369	$ 52,643
Available-for-sale Securities [Member] | Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	1,177
Held-to-maturity Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	150,192	52,643
Held-to-maturity Securities [Member] | Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	25,000	5,000
Held-to-maturity Securities [Member] | Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Gross carrying value of collateral pledged advances	$ 125,192	$ 47,643